Revenue - Schedule of Revenue Recognized in Unaudited Condensed Consolidated Interim Statements of Profit or Loss (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenue from external customers
Sale of commercial products	€ 31,389	€ 35,895	€ 97,888	€ 67,446
Rendering of services	3,740	10,909	8,364	12,079
Sale of clinical supply			1	254
Licenses	869	589	25,639	1,203
Total revenue	35,998	47,393	131,892	80,982
Revenue from external customers (geographical)
Total revenue	35,998	47,393	131,892	80,982
Goods or services transferred over time [member]
Revenue from external customers
Total revenue	3,740	10,909	8,364	12,079
Revenue from external customers (geographical)
Total revenue	3,740	10,909	8,364	12,079
Goods or services transferred at point in time [member]
Revenue from external customers
Total revenue	32,258	36,484	123,528	68,903
Revenue from external customers (geographical)
Total revenue	32,258	36,484	123,528	68,903
Commercial customers [Member]
Revenue from external customers
Total revenue	31,389	35,895	97,888	67,446
Revenue from external customers (geographical)
Total revenue	31,389	35,895	97,888	67,446
Collaboration partners and license agreements [Member]
Revenue from external customers
Total revenue	4,609	11,498	34,004	13,536
Revenue from external customers (geographical)
Total revenue	4,609	11,498	34,004	13,536
Europe [Member]
Revenue from external customers
Total revenue	5,082		6,649
Revenue from external customers (geographical)
Total revenue	5,082		6,649
North America [member]
Revenue from external customers
Total revenue	29,394	46,758	122,075	79,828
Revenue from external customers (geographical)
Total revenue	29,394	46,758	122,075	79,828
Asia [Member]
Revenue from external customers
Total revenue	1,522	635	3,168	1,154
Revenue from external customers (geographical)
Total revenue	€ 1,522	€ 635	€ 3,168	€ 1,154